Derivative Financial Instruments - Summary of Credit Exposure of Derivative Financial Instruments (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
Notional amount	[1]	$ 12,671,365	$ 9,058,165
Credit risk amount	[2]	8,679	8,869
Credit equivalent amount	[2]	37,310	32,604
Risk Weighted Assets		13,006	10,748
Credit valuation adjustment [member]
Disclosure of financial assets [line items]
Risk Weighted Assets		5,394	4,631
Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	[1]	10,594,263	7,253,076
Credit risk amount	[2]	2,848	4,135
Credit equivalent amount	[2]	4,707	4,517
Risk Weighted Assets		1,205	994
Interest rate contracts [member] | Exchange-traded [member]
Disclosure of financial assets [line items]
Notional amount	[1]	768,366	617,297
Interest rate contracts [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amount	[1]	693,886	575,985
Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount		763,135	606,019
Credit equivalent amount	[2]	73	27
Risk Weighted Assets		3	1
Interest rate contracts [member] | Futures [member] | Exchange-traded [member]
Disclosure of financial assets [line items]
Notional amount	[1]	763,135	606,019
Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount		157,348	86,872
Credit risk amount	[2]	61	70
Credit equivalent amount	[2]	38	88
Risk Weighted Assets		22	57
Interest rate contracts [member] | Forward contract [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amount	[1]	315	215
Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount		9,501,153	6,453,740
Credit risk amount	[2]	2,769	4,052
Credit equivalent amount	[2]	4,402	4,157
Risk Weighted Assets		1,123	876
Interest rate contracts [member] | Swaps [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amount	[1]	526,175	480,603
Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount		86,992	51,420
Credit risk amount	[2]	18	13
Credit equivalent amount	[2]	163	229
Risk Weighted Assets		51	56
Interest rate contracts [member] | Options purchased [member] | Exchange-traded [member]
Disclosure of financial assets [line items]
Notional amount	[1]	2,686	5,848
Interest rate contracts [member] | Options purchased [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amount	[1]	84,306	45,572
Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount		85,635	55,025
Credit equivalent amount	[2]	31	16
Risk Weighted Assets		6	4
Interest rate contracts [member] | Options written [member] | Exchange-traded [member]
Disclosure of financial assets [line items]
Notional amount	[1]	2,545	5,430
Interest rate contracts [member] | Options written [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amount	[1]	83,090	49,595
Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount	[1]	1,706,906	1,551,034
Credit risk amount	[2]	2,193	1,943
Credit equivalent amount	[2]	16,896	13,839
Risk Weighted Assets		3,790	2,865
Foreign exchange and gold contracts [member] | Exchange-traded [member]
Disclosure of financial assets [line items]
Notional amount	[1]	18,665	21,952
Foreign exchange and gold contracts [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amount	[1]	1,653,533	1,504,217
Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount		18,665	21,952
Credit equivalent amount	[2]	891	354
Risk Weighted Assets		18	7
Foreign exchange and gold contracts [member] | Futures [member] | Exchange-traded [member]
Disclosure of financial assets [line items]
Notional amount	[1]	18,665	21,952
Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount		971,614	879,804
Credit risk amount	[2]	53	40
Credit equivalent amount	[2]	9,603	7,965
Risk Weighted Assets		2,132	1,472
Foreign exchange and gold contracts [member] | Swaps [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amount	[1]	971,614	879,804
Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount		32,750	25,135
Credit risk amount	[2]	399	343
Credit equivalent amount	[2]	592	633
Risk Weighted Assets		210	214
Foreign exchange and gold contracts [member] | Options purchased [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amount	[1]	32,750	25,135
Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount		46,781	36,390
Credit equivalent amount	[2]	52	19
Risk Weighted Assets		13	4
Foreign exchange and gold contracts [member] | Options written [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amount	[1]	46,781	36,390
Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount		637,096	587,753
Credit risk amount	[2]	1,741	1,560
Credit equivalent amount	[2]	5,758	4,868
Risk Weighted Assets		1,417	1,168
Foreign exchange and gold contracts [member] | Spot and forwards [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amount	[1]	602,388	562,888
Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount	[1]	370,196	254,055
Credit risk amount	[2]	3,638	2,791
Credit equivalent amount	[2]	15,707	14,248
Risk Weighted Assets		2,617	2,258
Other derivative contracts [member] | Exchange-traded [member]
Disclosure of financial assets [line items]
Notional amount	[1]	168,194	105,633
Other derivative contracts [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amount	[1]	194,127	139,102
Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount		260,974	143,749
Credit risk amount	[2]	1,726	1,586
Credit equivalent amount	[2]	12,157	10,848
Risk Weighted Assets		2,115	1,742
Other derivative contracts [member] | Equity derivatives [member] | Exchange-traded [member]
Disclosure of financial assets [line items]
Notional amount	[1]	128,297	59,329
Other derivative contracts [member] | Equity derivatives [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amount	[1]	132,677	84,420
Other derivative contracts [member] | Credit derivative [member]
Disclosure of financial assets [line items]
Notional amount		27,831	27,155
Credit risk amount	[2]	105	107
Credit equivalent amount	[2]	131	141
Risk Weighted Assets		50	29
Other derivative contracts [member] | Credit derivative [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amount	[1]	20,457	18,086
Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount		81,391	83,151
Credit risk amount	[2]	1,807	1,098
Credit equivalent amount	[2]	3,419	3,259
Risk Weighted Assets		452	487
Other derivative contracts [member] | Commodity and other contracts [member] | Exchange-traded [member]
Disclosure of financial assets [line items]
Notional amount	[1]	39,897	46,304
Other derivative contracts [member] | Commodity and other contracts [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amount	[1]	40,993	36,596
Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amount	[3]	10,129,819	6,838,861
Credit equivalent amount	[2],[3]	6,036	6,221
Risk Weighted Assets	[3]	139	138
Settled through central counterparties [member] | Exchange-traded [member]
Disclosure of financial assets [line items]
Notional amount	[3]	955,225	744,882
Credit equivalent amount	[2],[3]	5,175	5,158
Risk Weighted Assets	[3]	122	117
Settled through central counterparties [member] | Over-the-counter [member]
Disclosure of financial assets [line items]
Notional amount	[3]	9,174,594	6,093,979
Credit equivalent amount	[2],[3]	861	1,063
Risk Weighted Assets	[3]	$ 17	$ 21

[1]	The notional amounts represent the amount to which a rate or price is applied to determine the amount of cash flows to be exchanged.
[2]	The amounts presented are net of collateral and master netting agreements at the product level. The total amounts relating to netting and collateral were $37,853 (2024 – $35,510) for CRA, and $102,031 (2024 – $87,284) for CEA.
[3]	Amounts are included under total derivatives above. Amounts include exposures settled directly through central counterparties and exposures settled through clearing members of central counterparties.